Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 884,900
Depreciation	(15,725)	$ (15,812)
Balance end of period	869,175
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,167,909
Balance end of period	1,167,909
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(283,009)
Depreciation	(15,725)
Balance end of period	(298,734)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	884,900
Depreciation	(15,725)
Balance end of period	$ 869,175